Goodwill - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) Segment	Dec. 31, 2022 GBP (£)
Goodwill [Abstract]
Number of operating segment | Segment	1
Market capitalization | £	£ 540.5	£ 453.3